Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending
2013	6,134,773
2014	1,481,652
2015	480,072
Total	$8,096,497